Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2011
Accrued liabilities and other payables

9. Accrued liabilities and other payables

	December 31
	2010	2011
	RMB	RMB

Agency fees-advertisement	60,703,555	91,239,936
Payroll and welfare	36,164,412	64,890,846
Promotional and marketing cost	3,057,692	29,991,465
Mobile video service fee	3,342,483	15,923,488
Tax levies	9,989,511	13,336,221
Conditional grant (1)	3,000,000	3,200,000
Unearned commission received from depository bank (2)	—	2,550,981
Payable relating to initial public offering (Note 3)	9,822,804	—
Professional fee	3,931,798	5,083,956
Litigation accrual (Note 15(b) and 17 (a))	3,481,086	1,389,132
Others	1,497,556	3,158,484

Total	134,990,897	230,764,509

(1) - In January 2010, the Company received RMB 1 million from the Shanghai Xuhui District government as grant upon changing its registered office, which was further subject to Licheng, paying specified amount of taxes before October 2010. The Company did not meet the specified condition and has recorded the amount as a payable.

In August 2010, the Company received RMB 2 million from Shanghai Economic and Information Committee as a grant to support the Group’s internal research and development activities, which was subject to the ongoing review and final inspection by the government and require the Company to spend certain amount of research and development cost. As of December 31, 2010 and 2011 respectively, the amount of grant received was recorded as payable as the Company has not met all of conditions attached to the grant.

In January 2011, the Company received RMB 0.2 million from the Human Resource Center of Shanghai Ministry of Publicity as a grant for the project of an online video distance education system, which was subject to the ongoing review and final inspection by the government. As of December 31, 2011, the Company has not met all the conditions attached to the grant.

(2) - In August 2011, the Company entered into an agreement with a depository bank, which agreed to reimburse up to US$ 1.6 million to the Company’s expenses incurred in connection with the advancement of the Company’s ADS and investor relations programs in the next five years. The Company initially recorded the payment from the depository bank as liabilities and then recognized as a reduction to general and administrative expenses over the beneficial period of five years. The Company received US$ 436,398 (RMB 2,759,475) in the year ended December 31, 2011 and recorded RMB 208,494 as a reduction of general and administrative expenses for the year ended December 31, 2011.